Long-Term Debt - Lease and Debt Maturities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Rental expenses under operating leases	$ 38.3	$ 46.6	$ 53.7
Long-Term Debt
Long-term Debt, Payments Due in 2013	16.4
Long-term Debt, Payments Due in 2014	17.1
Long-term Debt, Payments Due in 2015	16.7
Long-term Debt, Payments Due in 2016	112.4
Long-term Debt, Payments Due in 2017	18.3
Long-term Debt, Payments Due Thereafter	766.1
Total Long-Term Debt	947.0
Capital Leases, Minimum Lease Payments
Capital Leases, Minimum Payments Due in 2013	2.7
Capital Leases, Minimum Payments Due in 2014	2.7
Capital Leases, Minimum Payments Due in 2015	2.7
Capital Leases, Minimum Payments Due in 2016	2.3
Capital Leases, Minimum Payments Due in 2017	0.2
Capital Leases, Minimum Payments Due Thereafter	0
Capital Leases, Minimum Lease Payments Total Due	10.6
Capital Leases, Minimum Interest Payments
Capital Leases Minimum Interest Payments Due in 2013	0.3
Capital Leases Minimum Interest Payments Due in 2014	0.2
Capital Leases Minimum Interest Payments Due in 2015	0.2
Capital Leases Minimum Interest Payments Due in 2016	0.1
Capital Leases Minimum Interest Payments Due in 2017	0
Capital Leases Minimum Interest Payments Due Thereafter	0
Capital Leases Minimum Interest Payments Total Due	0.8
Capital Leases, Net Present Value
Capital Leases, Net Present Value Due in 2013	2.4
Capital Leases, Net Present Value Due in 2014	2.5
Capital Leases, Net Present Value Due in 2015	2.5
Capital Leases, Net Present Value Due in 2016	2.2
Capital Leases, Net Present Value Due in 2017	0.2
Capital Leases, Net Present Value Due Thereafter	0
Capital Leases, Net Present Value Total Due	9.8
Total Debt
Total Debt Due in 2013	18.8
Total Debt Due in 2014	19.6
Total Debt Due in 2015	19.2
Total Debt Due in 2016	114.6
Total Debt Due in 2017	18.5
Total Debt Due Thereafter	766.1
Total	956.8	963.0
Operating Leases, Minimum Lease Payments
Operating Leases, Minimum Lease Payments Due in 2013	29.2
Operating Leases, Minimum Lease Payments Due in 2014	24.5
Operating Leases, Minimum Lease Payments Due in 2015	17.0
Operating Leases, Minimum Lease Payments Due in 2016	15.7
Operating Leases, Minimum Lease Payments Due in 2017	8.6
Operating Leases, Minimum Lease Payments Due Thereafter	57.3
Operating Leases, Future Minimum Payments Total Due	152.3
Total Leases and Debt Maturities
Total Leases and Debt Maturities Due in 2013	48.0
Total Leases and Debt Maturities Due in 2014	44.1
Total Leases and Debt Maturities Due in 2015	36.2
Total Leases and Debt Maturities Due in 2016	130.3
Total Leases and Debt Maturities Due in 2017	27.1
Total Leases and Debt Maturities Due Thereafter	823.4
Total Leases and Debt Maturities Total Due	$ 1,109.1